Income Taxes (Detail of Current and Deferred Income Tax Expense (Benefit)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Current:
Domestic	¥ 106,951	¥ 250,780	¥ 243,993
Foreign	301,493	200,669	112,164
Total	408,444	451,449	356,157
Deferred:
Domestic	88,339	(348,997)	(308,214)
Foreign	4,784	(61,278)	(62,454)
Total	93,123	(410,275)	(370,668)
Income tax expense (benefit)	501,567	41,174	(14,511)
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	32,665	(60,071)	(87,628)
Debt valuation adjustments	(19,707)	7,858	10,296
Derivatives qualifying for cash flow hedges	(84)	(2,142)	(4,968)
Defined benefit plans	170,175	(10,341)	19,039
Foreign currency translation adjustments	156,027	86,576	96,742
Other Comprehensive Income (Loss), Tax (expense) or benefit	339,076	21,880	33,481
Total	¥ 840,643	¥ 63,054	¥ 18,970